Intangible assets and goodwill - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets and goodwill.
Property and goodwill		$ 7,370
Intangible assets and goodwill	$ 34,149